Partners' Capital and Distributions (Common Units) (Details)	0 Months Ended	12 Months Ended
	Aug. 14, 2013	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013	Dec. 14, 2011
Limited Partners' Capital Account [Line Items]
Common units issued to public	4,750,000	0
Subordinated Units [Member]
Limited Partners' Capital Account [Line Items]
Limited partner units outstanding			8,389,709	8,389,709	8,389,709
Common units issued to public				0
Units issued in private placement				0
Units issued to SemGroup in SemCrude Pipeline transactions			0	0
Vesting of share-based compensation			0	0
Limited partner units outstanding			8,389,709	8,389,709	8,389,709
Class A unitholder [Member]
Limited Partners' Capital Account [Line Items]
Limited partner units outstanding			2,500,000	0	0
Common units issued to public				0
Units issued in private placement				0
Units issued to SemGroup in SemCrude Pipeline transactions			1,250,000	2,500,000
Vesting of share-based compensation			0	0
Limited partner units outstanding			3,750,000	2,500,000	0
Common Units Public [Member]
Limited Partners' Capital Account [Line Items]
Limited partner units outstanding			13,759,739	7,000,000	7,000,000
Common units issued to public				4,750,000
Units issued in private placement				2,000,000
Units issued to SemGroup in SemCrude Pipeline transactions			0	0
Vesting of share-based compensation			5,712	9,739
Limited partner units outstanding			13,765,451	13,759,739	7,000,000
Common Units SemGroup [Member]
Limited Partners' Capital Account [Line Items]
Limited partner units outstanding			4,389,709	1,389,709	1,389,709
Common units issued to public				0
Units issued in private placement				0
Units issued to SemGroup in SemCrude Pipeline transactions			2,425,000	3,000,000
Vesting of share-based compensation			0	0
Limited partner units outstanding			6,814,709	4,389,709	1,389,709